[Lincoln Financial Group logo]     Lincoln
                                   ---------------
                                   Financial Group
                                   Lincoln Life



                                                               George N. Gingold
                                                                      Consultant
                                                                  Law Department

                                             Lincoln National Life Insurance Co.
                                                               350 Church Street
                                                         Hartford, CT 06103-1106

                                                          Telephone 860.466.1465
                                                          Facsimile 860.466.1778



January 13, 1999


Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

Attention: Megan Dunphy, Esq., Office of Insurance Products Regulation

                              Re: Variable Life Account B of
                              Aetna Life Insurance and Annuity Company
                              File Nos. 33-75248 and 811-4536 (S-6)
                              Rule 497(j)

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the definitive form of prospectus now used in the above offering does not differ from that filed on December 16, 1998, pursuant to Rule 485(b).

In October 1998, ALIAC and life insurance affiliates of Lincoln Financial Group ("Lincoln") entered into a transaction whereby nearly all of ALIAC's variable life insurance business was reinsured by the Lincoln affiliates. In my capacity as a legal consultant to the Lincoln affiliates, I have been charged with seeing to the updating of SEC registration statements regarding the reinsured business, even though they remain ALIAC filings and ALIAC counsel remains agent for service of process. Accordingly, I (or in my absence, someone else designated by Lincoln) will be primarily responsible for future Staff dealings in these filings. If there are any questions about this arrangement, I will be happy to answer them.

If there are any questions, feel free to call me at (860) 466-1465.

Sincerely,

/s/ George N. Gingold

George N. Gingold, Esq.